PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net:

	At December 31,
	2019	2020
Land	$282,000	$282,000
Plant and machinery	776,752	828,761
Motor vehicles	181,387	193,530
Office equipment	136,857	260,178
Power stations	159,257,486	131,355,790

Less: Accumulated depreciation	(17,333,097)	(13,728,141)
	143,301,385	119,192,118
Construction in progress	—	751,353
Property, plant and equipment, net	$143,301,385	$119,943,471

Construction in progress mainly represents solar power projects which are under development for self-electricity generation in China.

All power stations were self-constructed for electricity generation purpose.

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 was $8,402,169,  $7,796,003 and $7,342,327 respectively.